Subsequent Events (Details) - USD ($)				1 Months Ended	12 Months Ended
	Sep. 01, 2018	Oct. 16, 2017	Aug. 31, 2017	Sep. 26, 2018	Jun. 30, 2018
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued					3,000,000
Per share price of unit					$ 0.10
Expiry period		17 October 2018	31 August 2018
Promissory Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Promissory notes issued	$ 100,000
Notes term	two years
Interest rate	9.00%
Number of units issued				7,000,000
Per share price of unit				$ 0.05
Proceeds from private placement				$ 350,000
One warrant purchase additional common share price				$ 0.05
Expiry period				30 June 2021
Common share issued				350,000
Common share price per share				$ 0.05
Exchange of debt				$ 17,500